Commitments and Contingencies - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Title	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Title	Dec. 31, 2019 USD ($)	Dec. 31, 2018
International Gaming Technologies [Member]
Percentage of royalty on revenue					10.00%
Long-term purchase commitment, period	10 years		10 years
Cost of revenue | $	$ 3.0	$ 3.0	$ 13.5	$ 11.5
DoubleU Games License Agreement [Member]
Number of titled games | Title	38		32
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	15.00%		15.00%
Minimum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	7.50%		7.50%